United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: March 31, 2007

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       April 12, 2007
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____86_______

Form 13F Information Table Value Total: $_134,630_______
                                          (thousands)


COLUMN 1COLUMN 2COLUMN 3COLUMN 4
VALUE
NAME OF ISSUERTITLE OF CLASSCUSIP    (X$1000)
3M CompanyCommon Stock88579Y101 1,017
Abbott LabsCommon Stock002824100 1,420
Air Products & ChemicalsCommon Stock009158106 1,032 AllstateCommon Stock020002101 1,352
Altria GroupCommon Stock02209S103 2,294
American International GroupCommon Stock026874107 1,536
Anadarko PetroleumCommon Stock032511107 627
AT&TCommon Stock00206R102 1,780
Automatic Data ProcessingCommon Stock053015103 867
Bank of AmericaCommon Stock060505104 1,953
Berkshire HathawayCommon Stock084670108 1,308
Biotechnology Index FundCommon Stock464287556 1,171
BoeingCommon Stock097023105 1,077
BP PLC ADRCommon Stock055622104 589
Bristol Myers SquibbCommon Stock110122108 333
CaterpillarCommon Stock149123101 342
Chevron TexacoCommon Stock166764100 3,233
CitigroupCommon Stock172967101 2,926
Coca ColaCommon Stock191216100 576
Colgate-Palmolive CoCommon Stock194162103 932
Comcast Cl ACommon Stock20030N101 229
ConocoPhilipsCommon Stock20825C104 2,667
Disney, WaltCommon Stock254687106 1,438
Dow ChemicalCommon Stock260543103 986
Duke EnergyCommon Stock26441C105 803
DuPontCommon Stock263534109 1,223
Eli LillyCommon Stock532457108 2,052
Emerson ElectricCommon Stock291011104 1,524
EntergyCommon Stock29364G103 355
ExelonCommon Stock30161N101 2,046
Exxon MobilCommon Stock30231G102 3,719
Federal RealtyCommon Stock313747206 236
General DynamicsCommon Stock369550108 383
General ElectricCommon Stock369604103 3,610
General MillsCommon Stock370334104 524
Goldman Sachs GroupCommon Stock38141G104 393
HalliburtonCommon Stock406216101 737
Hartford Financial ServicesCommon Stock416515104 561
Home DepotCommon Stock437076102 685
HoneywellCommon Stock438516106 1,590
Illinois Tool WorksCommon Stock452308109 613
International Business MachineCommon Stock459200101 1,824 iShares MSCI EAFE Index fundExchange Traded Funds464287465 3,608 iShares MSCI Emerging Markets Exchange Traded Funds464287234 551 iShares MSCI Japan Index FundExchange Traded Funds464286848 895 iShares S&P 400 Midcap IndexExchange Traded Funds464287507 410 iShares S&P 500 IndexExchange Traded Funds464287200 1,324 iShares Trust Dow Jones US TecCommon Stock464287721 639
Johnson & JohnsonCommon Stock478160104 3,280
JP Morgan ChaseCommon Stock46625H100 2,792
Kimberly-ClarkCommon Stock494368103 801
Lockheed MartinCommon Stock539830109 227
Marathon OilCommon Stock565849106 2,142
MedtronicCommon Stock585055106 738
Merrill Lynch Common Stock590188108 792
Microsoft Common Stock594918104 1,455
Morgan StanleyCommon Stock617446448 1,120
MotorolaCommon Stock620076109 249
Occidental Petroleum Common Stock674599105 899
Pepco HoldingsCommon Stock713291102 302
PepsicoCommon Stock713448108 1,859
PfizerCommon Stock717081103 732
Procter & GambleCommon Stock742718109 2,056
Progress EnergyCommon Stock743263105373
RaytheonCommon Stock755111507 1,040
S&P 400 Midcap Index TrustExchange Traded Funds595635103 1,236 S&P Technology Sector SPDRCommon Stock81369Y803 1,007
Sandy Spring BancorpCommon Stock800363103 422
SchlumbergerCommon Stock806857108 1,220
Seagate TechnologyCommon StockG7945J104 440
Southern Common Stock842587107 647
Spectra EnergyCommon Stock847560109 496
Suncor EnergyCommon Stock867229106 350
SunTrust BanksCommon Stock867914103 30,810
Tate & Lyle PFC ADRCommon Stock876570607 385
Texas InstrumentsCommon Stock882508104 985
Time Warner Common Stock887317105 530
United Parcel ServiceCommon Stock911312106 551
United TechnologiesCommon Stock913017109 2,948
Unitedhealth Group Common Stock91324P102 4,013
Valero EnergyCommon Stock91913Y100 439
VerizonCommon Stock92343V104 1,910
Wal Mart StoresCommon Stock931142103 458
Wells FargoCommon Stock949746101 777
WyethCommon Stock983024100 1,883
Xcel Energy Inc. Common Stock98389B100 276

COLUMN 1COLUMN 5COLUMN 6COLUMN 7
INVESTMENTOTHER
NAME OF ISSUER SHARES DISCRETIONMANAGERS
3M Company 13,310  SOLENONE
Abbott Labs 25,440  SOLE NONE
Air Products & Chemicals 13,950  SOLE NONE
Allstate 22,510  SOLE NONE
Altria Group 26,125  SOLE NONE
American International Group 22,850  SOLE NONE
Anadarko Petroleum 14,580  SOLE NONE
AT&T 45,150  SOLE NONE
Automatic Data Processing 17,913  SOLE NONE
Bank of America  38,273  SOLE NONE
Berkshire Hathaway 12   SOLE NONE
Biotechnology Index Fund 15,450  SOLE NONE
Boeing 12,114  SOLE NONE
BP PLC ADR 9,100   SOLE NONE
Bristol Myers Squibb 11,996  SOLE NONE
Caterpillar 5,100   SOLE NONE
Chevron Texaco 43,708  SOLE NONE
Citigroup 56,993  SOLE NONE
Coca Cola 12,000  SOLE NONE
Colgate-Palmolive Co 13,950  SOLE NONE
Comcast Cl A  8,840  SOLE NONE
ConocoPhilips 39,020  SOLE NONE
Disney, Walt  41,780  SOLE NONE
Dow Chemical 21,490  SOLE NONE
Duke Energy 39,594  SOLE NONE
DuPont  24,737  SOLE NONE
Eli Lilly 38,205  SOLE NONE
Emerson Electric 35,360 SOLE NONE
Entergy  3,381   SOLE NONE
Exelon 29,780  SOLE NONE
Exxon Mobil 49,296  SOLE  NONE
Federal Realty  2,600   SOLE NONE
General Dynamics 5,012  SOLE NONE
General Electric 102,099  SOLE NONE
General Mills  9,000   SOLE NONE
Goldman Sachs Group 1,900   SOLE NONE
Halliburton 23,220  SOLE NONE
Hartford Financial Services 5,870   SOLE NONE
Home Depot 18,640  SOLE NONE
Honeywell 34,510  SOLE NONE
Illinois Tool Works 11,876  SOLE NONE
International Business Machine 19,349  SOLE NONE
iShares MSCI EAFE Index fund 47,300  SOLE NONE
iShares MSCI Emerging Markets  4,740  SOLE NONE
iShares MSCI Japan Index Fund 61,280  SOLE NONE
iShares S&P 400 Midcap Index 4,850  SOLE NONE
iShares S&P 500 Index 9,300  SOLE NONE
iShares Trust Dow Jones US Tec 11,850  SOLE NONE
Johnson & Johnson 54,435  SOLE NONE
JP Morgan Chase  57,716  SOLE NONE
Kimberly-Clark 11,700  SOLE NONE
Lockheed Martin  2,337  SOLE NONE
Marathon Oil 21,675  SOLE NONE
Medtronic  15,045  SOLE NONE
Merrill Lynch   9,695   SOLE NONE
Microsoft   52,190  SOLE NONE
Morgan Stanley  14,220  SOLE NONE
Motorola  14,090  SOLE NONE
Occidental Petroleum  18,240  SOLE NONE
Pepco Holdings  10,422  SOLE NONE
Pepsico  29,252  SOLE NONE
Pfizer  28,978  SOLE NONE
Procter & Gamble  32,550  SOLE NONE
Progress Energy  7,405  SOLE NONE
Raytheon 19,830  SOLE NONE
S&P 400 Midcap Index Trust 8,000  SOLE NONE
S&P Technology Sector SPDR 43,170  SOLE NONE
Sandy Spring Bancorp  12,181  SOLE NONE
Schlumberger  17,660  SOLE NONE
Seagate Technology 18,870  SOLE NONE
Southern   17,650  SOLE NONE
Spectra Energy 18,891  SOLE NONE
Suncor Energy 4,600  SOLE NONE
SunTrust Banks 371,029  SOLE NONE
Tate & Lyle PFC ADR 8,400   SOLE NONE
Texas Instruments  32,730  SOLE NONE
Time Warner   26,876  SOLE NONE
United Parcel Service  7,855   SOLE NONE
United Technologies  45,360  SOLE NONE
Unitedhealth Group  75,754  SOLE NONE
Valero Energy  6,800   SOLE NONE
Verizon  50,382  SOLE NONE
Wal Mart Stores  9,750  SOLE NONE
Wells Fargo  22,580  SOLE NONE
Wyeth  37,630  SOLE NONE
Xcel Energy Inc.   11,174  SOLE NONE


           COLUMN 8
        VOTING AUTHORITY
NAME OF ISSUER SOLE  SHARED NONE
3M Company 13,010  -    300
Abbott Labs 24,740  -    700
Air Products & Chemicals 13,950  -    -
Allstate 22,060  -    450
Altria Group  25,975  -    150
American International Group21,900  -    950
Anadarko Petroleum14,180  -    400
AT&T 43,950  -    1,200
Automatic Data Processing17,313  -    600
Bank of America 37,673  -    600
Berkshire Hathaway 12  -    -
Biotechnology Index Fund15,250  -    200
Boeing 11,914  -    200
BP PLC ADR 8,900  -    200
Bristol Myers Squibb11,996  -    -
Caterpillar 5,100  -    -
Chevron Texaco 41,599  -    2,109
Citigroup 55,493  -    1,500
Coca Cola 11,600  -    400
Colgate-Palmolive Co 13,650  -    300
Comcast Cl A 8,390  -    450
ConocoPhilips 38,570  -    450
Disney, Walt 41,080  -    700
Dow Chemical 20,290  -    1,200
Duke Energy 37,070  -    2,524
DuPont 24,380  -    357
Eli Lilly 37,555  -    650
Emerson Electric 33,860  -    1,500
Entergy 3,381  -    -
Exelon 28,980  -    800
Exxon Mobil 45,996  -    3,300
Federal Realty 2,600  -    -
General Dynamics 5,012  -    -
General Electric 87,399  -    14,700
General Mills 8,700  -    300
Goldman Sachs Group 1,900  -    -
Halliburton 23,220  -    -
Hartford Financial Services5,620  -    250
Home Depot 18,140  -    500
Honeywell 33,910  -    600
Illinois Tool Works 11,876  -    -
International Business Machine18,299  -    1,050
iShares MSCI EAFE Index fund45,900  -    1,400
iShares MSCI Emerging Markets 4,740  -    -
iShares MSCI Japan Index Fund59,380  -    1,900
iShares S&P 400 Midcap Index4,850  -    -
iShares S&P 500 Index 9,300  -    -
iShares Trust Dow Jones US Tec11,250  -    600
Johnson & Johnson 53,135  -    1,300
JP Morgan Chase 56,916  -    800
Kimberly-Clark 11,500  -    200
Lockheed Martin 2,337  -    -
Marathon Oil 21,175  -    500
Medtronic 14,945  -    100
Merrill Lynch  9,695  -    -
Microsoft  51,090  -    1,100
Morgan Stanley 13,320  -    900
Motorola 14,090  -    -
Occidental Petroleum  18,040  -    200
Pepco Holdings 9,722  -    700
Pepsico 28,852  -    400
Pfizer 27,578  -    1,400
Procter & Gamble 31,550  -    1,000
Progress Energy 7,405  -    -
Raytheon 19,330  -    500
S&P 400 Midcap Index Trust7,500  -    500
S&P Technology Sector SPDR41,670  -    1,500
Sandy Spring Bancorp 12,181  -    -
Schlumberger 17,160  -    500
Seagate Technology 18,870  -    -
Southern  17,450  -    200
Spectra Energy 17,929  -    962
Suncor Energy 4,600  -    -
SunTrust Banks 371,029  -    -
Tate & Lyle PFC ADR 8,400  -    -
Texas Instruments 32,330  -    400
Time Warner  26,876  -    -
United Parcel Service 7,855  -    -
United Technologies 43,560  -    1,800
Unitedhealth Group  75,154  -    600
Valero Energy 6,500  -    300
Verizon 48,934  -    1,448
Wal Mart Stores 9,450  -    300
Wells Fargo 21,580  -    1,000
Wyeth 36,780  -    850
Xcel Energy Inc.  11,174  -    -